Label	Element	Value
VanEck Real Assets ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Real Assets ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED DECEMBER 18, 2024 TO
THE SUMMARY PROSPECTUS AND PROSPECTUS DATED FEBRUARY 1, 2024
AND THE CURRENT STATEMENT OF ADDITIONAL INFORMATION
OF VANECK ETF TRUST

IMPORTANT NOTICE REGARDING CHANGES IN NAME AND PRINCIPAL INVESTMENT STRATEGY

This Supplement updates certain information contained in the above-dated Summary Prospectus and Prospectus and the current Statement of Additional Information (“SAI”) for VanEck ETF Trust (the “Trust”) regarding VanEck Inflation Allocation ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and SAI free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

At a meeting held on December 17, 2024 the Board of Trustees of the Trust considered and unanimously approved changes to the Fund's name and principal investment strategy. The Fund’s name will change to the “VanEck Real Assets ETF.” The Fund will also adopt a non-fundamental policy to invest at least 80% of its total assets in investments reflective of the Fund’s new name. These changes will be effective on the NYSE Arca, Inc. on December 30, 2024 (the “Effective Date”). These changes will not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective will not change.

Accordingly, on the Effective Date, all references to “VanEck Inflation Allocation ETF” are hereby deleted and replaced with “VanEck Real Assets ETF.”

In addition, on the Effective Date, the Fund’s Summary Prospectus and Prospectus are modified to include the following changes:

Strategy [Heading]	rr_StrategyHeading	The first paragraph of the “Summary Information - Principal Investment Strategies” section of the Fund’s Prospectus and the “Principal Investment Strategies” section of the Fund’s Summary Prospectus are hereby deleted and replaced with the following language:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its total assets in exchange traded products that provide exposure to real assets. This is expected to be accomplished through investment in domestic and foreign equity and debt securities, master limited partnerships (“MLPs”), and commodities, including ETFs and non-Investment Company Act of 1940, commodity pools or commodity trusts and exchange traded notes (“ETNs”) (collectively, “ETPs”). Real assets include commodities (such as gold), real estate, natural resources and infrastructure, as well as companies that own, operate, or derive a significant portion of their value from real assets or the production thereof. The investments held by the ETPs may include physical assets and equity securities of companies of any market capitalization, debt securities of any credit quality (including high-yield (or “junk”) securities), duration and maturity and emerging market securities. The Fund seeks to maximize “real returns” while seeking to reduce downside risk during sustained market declines. “Real returns” are defined as total returns adjusted for the effects of inflation.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its total assets in exchange traded products that provide exposure to real assets.
Supplement Closing [Text Block]	ck0001137360_SupplementClosingTextBlock	Please retain this supplement for future reference.